Note 3 - Securities (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	4	29
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	0	15
Debt Securities, Available-for-sale, Realized Gain	$ 289,000	$ 4,000	$ 90,000
Income Tax Expense (Benefit), Total	2,922,000	1,615,000	1,529,000
Debt Securities, Available-for-sale, Realized Loss			96,000
Realized Gains on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	61,000	1,000	19,000
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	0	0	$ 20,000
Debt Securities, Availabe-for-Sale, Pledged as Collateral [Member]
Debt Securities, Available-for-sale, Restricted	$ 33,600,000	$ 26,000,000